Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Year ended December 31,
in € thousand	2024	2023	2022
Product sales	163,253	144,624	114,797
Other revenues from contracts with customers	5,622	8,075	245,709
Other non-IFRS 15 revenue	704	1,014	797
REVENUES	169,579	153,713	361,303

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Year ended December 31,
in € thousand	2024	2023	2022
IXIARO	94,069	73,483	41,349
DUKORAL	32,303	29,775	17,334
Third party products	33,185	35,675	26,545
IXCHIQ	3,696	—	—
VLA2001[1]	—	5,691	29,568
PRODUCT SALES	163,253	144,624	114,797
Royalties received	2,410	2,129	843
Revenues from shipping and handling	1,368	21	21
Milestone payment - licenses	712	3,637	(38,805)
Other services	1,133	2,288	283,650
thereof COVID-19	—	1,973	280,010
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	5,622	8,075	245,709
Other non-IFRS 15 revenue	704	1,014	797
REVENUES	169,579	153,713	361,303
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

Disclosure of products sales by channel
Products are sold via the following sales channels:

	Year ended December 31,
in € thousand	2024	2023	2022
Direct product sales	137,889	119,305	75,968
Indirect product sales	25,365	25,320	38,828
TOTAL PRODUCT SALES	163,253	144,624	114,797

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2024	2023	2022
United States	48,593	32,964	(23,803)
Canada	32,321	28,193	18,904
United Kingdom	19,489	20,266	181,129
Germany	18,374	13,503	68,529
Austria	15,897	14,583	21,793
Nordics	13,937	12,695	12,043
France	7,220	5,866	46,608
Other Europe	9,056	9,335	18,740
Rest of World	4,691	16,308	17,360
REVENUE TOTAL	169,579	153,713	361,303
Nordics includes Finland, Denmark, Norway and Sweden.

	Year ended December 31,
in € thousand	2024	2023
United Kingdom	93,309	87,646
Austria	48,533	49,460
Nordics	36,264	39,111
France	4,350	4,839
United States	781	934
Canada	138	166
NON-CURRENT ASSETS	183,373	182,156